UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investmept that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Director
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172       02-13-2008
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP I COM              026874107      303     7000 SH       SOLE                     7000
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744m108     4834   340678 SH       SOLE                   172487    57125   112088
ARUZE CORP                     COM              j0204h106     1405    45400 SH       SOLE                    20900    24500
ASE TEST, LIMITED              COM              Y02516105      642    44104 SH       SOLE                    22300    21804
                                                                 1      100 SH       OTHER                                       100
AVIS BUDGET GROUP INC          COM              053774105     2148   202231 SH       SOLE                    89903     5568   106760
                                                                 9      850 SH       OTHER                                       850
BIOPURE CORP CL A              COM              09065H402       15    30300 SH       OTHER                                     30300
BROADRIDGE FINL SOLUTIONS INC  COM              11133T103    11774   668971 SH       SOLE                   195431    63176   411823
                                                                 2      100 SH       OTHER                                       100
BROOKFIELD INFRASTRUCTURE PART COM              G16252101     2579   152166 SH       SOLE                    78096     1528    73206
CACI INTERNATIONAL INC         COM              127190304    12716   279160 SH       SOLE                    79196    11667   188868
CANADIAN NATURAL RESOURCES LTD COM              136385101     5105    74791 SH       SOLE                    38249    17895    18820
                                                                14      200 SH       OTHER                                       200
CHINACAST EDUCATION            COM              16946T109      196    42700 SH       SOLE                    35200     7500
CLEAR CHANNEL COMMUNICATIONS I COM              184502102      351    12000 SH       SOLE                    10000     2000
COCA-COLA CO USD               COM              191216100     4819    79167 SH       SOLE                    43035             36665
CONOCOPHILLIPS                 COM              20825C104     5378    70563 SH       SOLE                    38632    12000    20230
COVIDIEN LTD                   COM              g2552x108      687    15531 SH       SOLE                    15500                31
                                                                 0        8 SH       OTHER                                         8
DYNEGY INC                     COM              26817G102     4761   603389 SH       SOLE                   287299    16355   302690
EBAY INC.                      COM              278642103     5144   172385 SH       SOLE                    83756     2778    86667
EMC CORP-MASS                  COM              268648102      180    12550 SH       SOLE                     2550    10000
FIDELITY NATIONAL INFORMATION  COM              31620M106     6543   171550 SH       SOLE                    89908    20872    61345
FISERV INC                     COM              337738108     3188    66298 SH       SOLE                    35178     1407    30125
GENERAL ELECTRIC CO            COM              369604103     4027   108809 SH       SOLE                    61183             48355
HILLTOP HOLDING                COM              432748101      374    36000 SH       SOLE                    36000
HOSPIRA INC COM                COM              441060100     5366   125471 SH       SOLE                    56941     2424    66718
JACKSON HEWITT TAX SVC INC COM COM              468202106     5621   490067 SH       SOLE                   112972    26864   351223
                                                                 2      150 SH       OTHER                                       150
KRAFT FOODS INC                COM              50075N104     3989   128632 SH       SOLE                    62383    22045    44995
MCDONALDS CORP                 COM              580135101     3794    68022 SH       SOLE                    36915      647    30926
MEDTRONIC INC                  COM              585055106     1360    28107 SH       SOLE                    16607    11500
MERCK & CO INC                 COM              589331107      759    20000 SH       SOLE                    20000
MERRILL LYNCH & CO INC         COM              590188108     1972    48410 SH       SOLE                    20163     8402    20032
MICROSOFT CORP                 COM              594918104    12753   449370 SH       SOLE                   130209    36327   283648
                                                                 9      300 SH       OTHER                                       300
MICROSTRATEGY INC              COM              594972408    10267   138756 SH       SOLE                    32204     1196   105356
NORTHWESTERN CORP              COM              668074305      512    21000 SH       SOLE                    21000
OCCIDENTAL PETROLEUM CORP      COM              674599105     1674    22881 SH       SOLE                    14550     8331
PAYCHEX INC                    COM              704326107     3671   107151 SH       SOLE                    59079             48800
SHOTPAK, INC                   COM              825360100        0    10000 SH       OTHER                                     10000
SOLUTIA WHEN ISSUED            COM              834376501     1392    99423 SH       SOLE                    51423    48000
STATE STREET CORP              COM              857477103     2330    29490 SH       SOLE                    16890    12600
SYMANTEC CORP                  COM              871503108     5287   318088 SH       SOLE                   154752     6927   157815
UNILEVER N V NEW YORK SHS NEW  COM              904784709     4232   125471 SH       SOLE                    65857     2133    58310
WALGREEN CO.                   COM              931422109     3900   102388 SH       SOLE                    54782     1906    46367
WESTERN UNION CO               COM              959802109     5885   276673 SH       SOLE                   131223     6430   140354
HILLTOP HOLDINGS INC 8.25% SER PFD              432748200      210    10000 SH       SOLE                    10000